UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/01

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [ ] is a restatement.
  						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue
		New York, NY 10051

Form 13 F File Number:	28-5934

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral partsof this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Donald G. Allison
Title:	Executive Vice President
Phone:	212-308-1296____________
Signature, Place, and Date of Signing:

	    	Donald G. Allison		New York, NY		02/04/02
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:     67

Form 13F Table Value Total			565,606

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FORM 13F INFORMATION TABLE










VALUE
SHARES/
SH/
PUT/
INVSTMT
OTH
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
X1000
PRN AMT
PRN
CALL
DSCRETN
Man
SOLE
SH
NONE












Advent.
Com
007974108
6,239
124,900
SH

SOLE

70,000

54,900
Affiliated Comp
Com
008190100
12,698
119,650
SH

SOLE

72,700

46,950
American Int
Com
026874107
11,364
143,124
SH

SOLE

80,530

62,594
Amgen Inc.
Com
031162100
8,697
154,100
SH

SOLE

90,500

63,600
Analog Devices.
Com
032654105
8,478
191,000
SH

SOLE

108,000

83,000
Arch Coal Inc.
Com
039380100
2,259
99,500
SH

SOLE

66,000

33,500
Automatic Data P
Com
053015103
9,948
168,900
SH

SOLE

103,500

65,400
Biomet, Inc.
Com
090613100
4,310
139,475
SH

SOLE

89,500

49,975
Blackrock, Inc.
Com
09247X101
3,557
85,300
SH

SOLE

58,500

26,800
Cardinal Health.
Com
14149Y108
20,996
324,720
SH

SOLE

202,550

122,170
Charles Schwab
Com
808513105
1,238
80,000
SH

SOLE

80,000

0
Cheesecake Fact
Com
163072101
10,770
309,750
SH

SOLE

184,750

125,000
Citigroup
Com
172967101
4,409
87,332
SH

SOLE

34,333

52,999
Colgate-Palmol
Com
194162103
10,793
186,900
SH

SOLE

113,500

73,400
Computer Sci
Com
205363104
14,905
304,300
SH

SOLE

186,200

118,100
Costco
Com
22160K105
8,042
181,200
SH

SOLE

100,300

80,900
DST Syste
Com
233326107
4,337
87,000
SH

SOLE

41,500

45,500
Danaher Corp.
Com
235851102
4,198
69,600
SH

SOLE

32,500

37,100
Dell Compu
Com
247025109
14,759
543,000
SH

SOLE

325,000

218,000
Diamond Offsh
Com
25271C102
1,140
37,500
SH

SOLE

2,000

35,500
Electronic Data
Com
285661104
10,214
149,000
SH

SOLE

87,500

61,500
Eli Lilly & Co
Com
532457108
6,385
81,300
SH

SOLE

47,300

34,000
Emerson Elect
Com
291011104
5,539
97,000
SH

SOLE

44,000

53,000
Entravision Com
Com
29382R107
795
66,500
SH

SOLE

42,500

24,000
Foot Locker Inc.
Com
344849104
2,543
162,500
SH

SOLE

89,000

73,500
Genentech, Inc.
Com
368710406
7,215
133,000
SH

SOLE

73,900

59,100
General Elec
Com
369604103
24,333
607,100
SH

SOLE

364,000

243,100
GlobalSantaFe
Com
G3930E101
10,552
370,000
SH

SOLE

237,800

132,200
Home Depot
Com
437076102
14,150
277,400
SH

SOLE

160,900

116,500
Illinois Tool
Com
452308109
9,968
147,200
SH

SOLE

90,400

56,800
Intel Corporation
Com
458140100
10,463
332,700
SH

SOLE

189,000

143,700
Int'l Business M
Com
459200101
15,943
131,800
SH

SOLE

76,100

55,700
Johnson & John
Com
478160104
15,520
262,600
SH

SOLE

148,300

114,300
KLA Tencor
Com
482480100
2,280
46,000
SH

SOLE

20,300

25,700
Kansas City So
Com
485170302
2,236
158,250
SH

SOLE

99,300

58,950
Kohl's Corp
Com
500255104
19,653
279,000
SH

SOLE

184,500

94,500
Linear Tech
Com
535678106
7,999
204,900
SH

SOLE

118,500

86,400
Lowe's Co.
Com
548661107
14,522
312,900
SH

SOLE

194,200

118,700
Medtronic, Inc.
Com
585055106
16,710
326,300
SH

SOLE

195,000

131,300
Merrill Lynch
Com
590188108
1,230
23,600
SH

SOLE

17,000

6,600
Microsoft Corp
Com
594918104
15,529
234,400
SH

SOLE

139,300

95,100
Minn. Mining & M
Com
604059105
17,093
144,600
SH

SOLE

94,500

50,100
Molex Inc.
Class A Com
608554200
12,408
458,704
SH

SOLE

275,384

183,320
Nabors Industr
Com
629568106
5,458
159,000
SH

SOLE

106,500

52,500
Newell Rubber
Com
651229106
138
5,000
SH

SOLE

0

5,000
Nokia Corp.
ADR
654902204
12,128
494,400
SH

SOLE

260,000

234,400
OM Group, Inc.
Com
670872100
7,648
115,550
SH

SOLE

89,000

26,550
On Assign
Com
682159108
1,838
80,000
SH

SOLE

80,000

0
Patterson-UTI
Com
703481101
3,019
129,500
SH

SOLE

51,000

78,500
Paychex, Inc.
Com
704326107
3,501
100,449
SH

SOLE

65,525

34,924
Pfizer, Inc.
Com
717081103
15,294
383,800
SH

SOLE

230,000

153,800
Precision Dril
Com
74022d100
2,711
105,000
SH

SOLE

70,000

35,000
State Street
Com
857477103
523
10,000
SH

SOLE

10,000

0
Stryker Corp
Com
863667101
6,602
113,100
SH

SOLE

66,500

46,600
Talbots
Com
874161102
9,958
274,700
SH

SOLE

165,500

109,200
Target
Com
8.76E+110
6,933
168,900
SH

SOLE

60,800

108,100
Tenet
Com
88033G100
14,166
241,250
SH

SOLE

145,300

95,950
Texas Inst
Com
882508104
3,032
108,300
SH

SOLE

60,500

47,800
Tiffany & Co.
Com
886547108
11,140
354,000
SH

SOLE

235,000

119,000
Transocean Sed
Com
G90078109
6,518
192,715
SH

SOLE

116,140

76,575
Univision C
Com
914906102
1,606
39,700
SH

SOLE

0

39,700
WTS Wash
Com
938862109
0
6
SH

SOLE

0

6
Wal-Mart Stores
Com
931142103
18,278
317,600
SH

SOLE

185,000

132,600
Walgreen Co
Com
931422109
21,132
627,820
SH

SOLE

409,000

218,820
Westinghouse A
Com
960386100
0
38
SH

SOLE

0

38
Williams Son
Com
969904101
6,006
140,000
SH

SOLE

74,200

65,800
Zimmer Holdi.
Com
98956P102
1,561
51,100
SH

SOLE

32,000

19,100



565,606





















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